28. Segment information (Details - Geographic) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenues	$ 97,883	$ 125,582	$ 121,520
UNITED KINGDOM
Segment Reporting Information [Line Items]
Revenues	979	932	6,903
AUSTRALIA
Segment Reporting Information [Line Items]
Revenues	80,518	91,381	112,174
UNITED STATES
Segment Reporting Information [Line Items]
Revenues	4,320	18,721	0
GREECE
Segment Reporting Information [Line Items]
Revenues	1,138	378	0
JAPAN
Segment Reporting Information [Line Items]
Revenues	9,563	12,437	511
ITALY
Segment Reporting Information [Line Items]
Revenues	$ 1,365	$ 1,733	$ 1,932